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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX/A                         hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number           811-08066
                                  ---------------------------------------------


                          AIM COMBINATION STOCK & BOND FUNDS
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             11 Greenway Plaza, Suite 100, Houston, TX       77046
-------------------------------------------------------------------------------
             (Address of principal executive offices)      (Zip code)


                                  John M. Zerr
                11 Greenway Plaza, Suite 100, Houston, TX 77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


                                    Copy to:

             Stephen R. Rimes, Esq.                Kathie Badgett
              A I M Advisors, Inc.              A I M Advisors, Inc.
         11 Greenway Plaza, Suite 100      11 Greenway Plaza, Suite 100
               Houston, TX 77046                 Houston, TX 77046


Registrant's telephone number, including area code:        (713) 626-1919
                                                    ---------------------------

Date of fiscal year end:       08/31
                        -------------------

Date of reporting period: 7/1/05 - 6/30/06
                         ------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08066
Reporting Period: 07/01/2005 - 06/30/2006
AIM Combination Stock & Bond Funds









============================= AIM CORE STOCK FUND ==============================


DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 15, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Donald J. Carty            For       For        Management
1.2   Elect Director Michael S. Dell            For       For        Management
1.3   Elect Director William H. Gray, III       For       For        Management
1.4   Elect Director Judy C. Lewent             For       For        Management
1.5   Elect Director Thomas W. Luce, III        For       For        Management
1.6   Elect Director Klaus S. Luft              For       For        Management
1.7   Elect Director Alex J. Mandl              For       For        Management
1.8   Elect Director Michael A. Miles           For       For        Management
1.9   Elect Director Samuel A. Nunn, Jr.        For       For        Management
1.10  Elect Director Kevin B. Rollins           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   Against    Shareholder
      of Directors
4     Expense Stock Options                     Against   Against    Shareholder


--------------------------------------------------------------------------------

MEDTRONIC, INC.

Ticker:       MDT            Security ID:  585055106
Meeting Date: AUG 25, 2005   Meeting Type: Annual
Record Date:  JUL 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Shirley Ann Jackson, Ph.D. For       For        Management
1.2   Elect Director Denise M. O'Leary          For       For        Management
1.3   Elect Director Jean-Pierre Rosso          For       For        Management
1.4   Elect Director Jack W. Schuler            For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Approve Qualified Employee Stock Purchase For       For        Management
      Plan
4     Amend Non-Employee Director Stock Option  For       For        Management
      Plan


--------------------------------------------------------------------------------

PROCTER & GAMBLE COMPANY, THE

Ticker:       PG             Security ID:  742718109
Meeting Date: JUL 12, 2005   Meeting Type: Special
Record Date:  MAY 19, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management




============================ AIM TOTAL RETURN FUND =============================


CA INC

Ticker:       CA             Security ID:  204912109
Meeting Date: AUG 24, 2005   Meeting Type: Annual
Record Date:  JUL 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Kenneth D. Cron            For       For        Management
1.2   Elect Director Alfonse M. D'Amato         For       For        Management
1.3   Elect Director Gary J. Fernandes          For       For        Management
1.4   Elect Director Robert E. La Blanc         For       For        Management
1.5   Elect Director Jay W. Lorsch              For       For        Management
1.6   Elect Director William E. McCracken       For       For        Management
1.7   Elect Director Lewis S. Ranieri           For       For        Management
1.8   Elect Director Walter P. Schuetze         For       For        Management
1.9   Elect Director John A. Swainson           For       For        Management
1.10  Elect Director Laura S. Unger             For       For        Management
1.11  Elect Director Ron Zambonini              For       For        Management
2     Ratify Change in Control of Severance     For       For        Management
      Policy
3     Ratify Auditors                           For       For        Management
4     Amend Omnibus Stock Plan                  For       For        Management


--------------------------------------------------------------------------------

DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 15, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Donald J. Carty            For       For        Management
1.2   Elect Director Michael S. Dell            For       For        Management
1.3   Elect Director William H. Gray, III       For       For        Management
1.4   Elect Director Judy C. Lewent             For       For        Management
1.5   Elect Director Thomas W. Luce, III        For       For        Management
1.6   Elect Director Klaus S. Luft              For       For        Management
1.7   Elect Director Alex J. Mandl              For       For        Management
1.8   Elect Director Michael A. Miles           For       For        Management
1.9   Elect Director Samuel A. Nunn, Jr.        For       For        Management
1.10  Elect Director Kevin B. Rollins           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   Against    Shareholder
      of Directors
4     Expense Stock Options                     Against   Against    Shareholder


--------------------------------------------------------------------------------

PROCTER & GAMBLE COMPANY, THE

Ticker:       PG             Security ID:  742718109
Meeting Date: JUL 12, 2005   Meeting Type: Special
Record Date:  MAY 19, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM COMBINATION STOCK & BOND FUNDS


By (Signature and Title) /s/ PHILIP A. TAYLOR
                         ----------------------------------------
                         Philip A. Taylor
                         Principal Executive Officer

Date August 29, 2006